Investments (Recorded Other-Than-Temporary Impairment Losses on Investments) (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Investments Debt And Equity Securities [Abstract]
Total other-than-temporary impairment losses	$ 1	$ 8	$ 1	$ 25
Losses recognized in other comprehensive income (before taxes)	$ (1)	$ (8)	$ (1)	$ (25)